Net Exchange Rate Differences	12 Months Ended
Dec. 31, 2022
Exchange differences on translation [abstract]
Net Exchange Rate Differences

11. Net exchange rate differences

The exchange-rate differences recognized in the consolidated statement of operations are included as follows:

	2022	2021	2020
Other operating (expenses) and income, net (Note 9)	(3,776)	662	(1,792)
Finance income and expenses, net (Note 10)	13,112	12,661	396
Exchange-rate differences—net	9,336	13,323	(1,396)